EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 51.9%
	BANKING - 1.1%
260,656	Huntington Bancshares Inc	$ 4,079,266

	BIOTECH & PHARMA - 1.9%
150,555	Royalty Pharma plc, Class A	7,222,123

	CHEMICALS - 2.1%
155,054	Element Solutions, Inc.	5,293,544
8,106	Sherwin-Williams Company (The)	2,598,378
		7,891,922
	COMMERCIAL SUPPORT SERVICES - 1.4%
98,054	Rollins, Inc.	5,237,064

	CONSTRUCTION MATERIALS - 0.4%
2,409	Martin Marietta Materials, Inc.	1,418,130

	CONTAINERS & PACKAGING - 0.5%
52,638	International Paper Company	1,879,177

	ELECTRIC UTILITIES - 5.1%
6,987	Constellation Energy Corporation	1,951,120
74,066	Entergy Corporation	8,322,056
24,753	NextEra Energy, Inc.	2,299,058
8,122	Talen Energy Corporation(a)	2,592,786
15,311	Vistra Corporation	2,301,703
18,108	WEC Energy Group, Inc.	2,096,363
		19,563,086
	ELECTRICAL EQUIPMENT - 6.4%
5,980	GE Vernova, Inc.	5,219,942
67,316	nVent Electric PLC	7,962,137
3,698	Rockwell Automation, Inc.	1,327,138
24,016	Trane Technologies PLC	10,008,428
		24,517,645
	ENGINEERING & CONSTRUCTION - 0.7%
1,085	Comfort Systems USA, Inc.	1,496,204

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 51.9% (Continued)
	ENGINEERING & CONSTRUCTION - 0.7% (Continued)
2,269	Quanta Services, Inc.	$ 1,245,726
		2,741,930
	GAS & WATER UTILITIES - 1.0%
80,131	NiSource, Inc.	3,738,913

	HOME CONSTRUCTION - 0.8%
21,353	DR Horton, Inc.	2,930,059

	INDUSTRIAL REIT - 3.0%
29,425	EastGroup Properties, Inc.	5,446,273
46,674	Prologis, Inc.	6,169,370
		11,615,643
	INDUSTRIAL SUPPORT SERVICES - 1.4%
16,422	Applied Industrial Technologies, Inc.	4,357,085
1,215	United Rentals, Inc.	885,200
		5,242,285
	INSTITUTIONAL FINANCIAL SERVICES - 2.9%
30,175	Houlihan Lokey, Inc.	4,333,734
82,025	Nasdaq, Inc.	6,963,102
		11,296,836
	INSURANCE - 1.2%
10,087	Arthur J. Gallagher & Company	2,184,643
7,939	Willis Towers Watson PLC	2,307,867
		4,492,510
	MACHINERY - 1.4%
14,053	IDEX Corporation	2,663,746
33,269	Pentair PLC	2,898,063
		5,561,809
	MEDICAL EQUIPMENT & DEVICES - 1.5%
25,747	STERIS plc	5,693,434

	OIL & GAS PRODUCERS - 6.2%
6,254	Diamondback Energy, Inc.	1,236,978
32,723	DT Midstream, Inc.	4,406,807

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 51.9% (Continued)
	OIL & GAS PRODUCERS - 6.2% (Continued)
49,772	EQT Corporation	$ 3,167,490
34,636	Targa Resources Corporation	8,684,284
84,445	Williams Companies, Inc. (The)	6,145,907
		23,641,466
	OIL & GAS SERVICES & EQUIPMENT - 2.1%
51,219	Baker Hughes Company	3,126,920
51,464	Halliburton Company	2,006,581
105,446	Liberty Energy, Inc., Class A	3,036,845
		8,170,346
	RETAIL - DISCRETIONARY - 1.9%
17,246	Ferguson Enterprises, Inc.	4,022,802
13,635	Lowe's Companies, Inc.	3,221,678
		7,244,480
	SEMICONDUCTORS - 3.9%
4,194	KLA Corporation	6,175,287
15,406	Lam Research Corporation	3,291,646
1,979	Monolithic Power Systems, Inc.	2,163,740
10,742	Teradyne, Inc.	3,184,573
		14,815,246
	SOFTWARE - 0.3%
2,577	Intuit, Inc.	1,114,243

	TECHNOLOGY HARDWARE - 2.7%
14,181	Dell Technologies, Inc., Class C	2,327,528
3,424	Fabrinet(a)	1,785,684
16,897	Garmin Ltd.	3,920,273
5,227	Motorola Solutions, Inc.	2,268,361
		10,301,846
	TECHNOLOGY SERVICES - 1.0%
6,750	MSCI, Inc.	3,638,318

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares					Fair Value
	COMMON STOCKS — 51.9% (Continued)
	TRANSPORTATION & LOGISTICS - 1.0%
19,653	Old Dominion Freight Line, Inc.				$ 3,840,196

	TOTAL COMMON STOCKS (Cost $142,954,251)				197,887,973

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 1.2%
	AUTO LOAN — 0.6%
2,230,000	CarMax Auto Owner Trust 2024-2 D		6.4200	10/15/30	2,288,403

	OTHER ABS — 0.6%
2,250,000	PFS Financing Corporation Series C A(b),(c)	SOFR30A + 0.800%	4.4720	04/17/28	2,250,400

	TOTAL ASSET BACKED SECURITIES (Cost $4,536,193)				4,538,803

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
	CMBS — 0.5%
1,000,000	Freddie Mac Multifamily Structured Pass Through Series KG01 A10		2.9390	04/25/29	962,047
1,000,000	Freddie Mac Multifamily Structured Pass Through Series KG02 A2		2.4120	08/25/29	947,588
					1,909,635
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,021,172)				1,909,635

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 20.8%
	BANKING — 3.0%
2,300,000	First Horizon Corporation(c)	SOFRRATE + 1.766%	5.5140	03/07/31	2,332,892
2,200,000	Huntington Bancshares, Inc. (c)	SOFRINDX + 1.870%	5.7090	02/02/35	2,247,676
3,200,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.330%	6.0700	10/22/27	3,230,873
2,250,000	M&T Bank Corporation(c)	SOFRRATE + 0.930%	4.8330	01/16/29	2,261,986
1,250,000	Truist Financial Corporation Series I(c)	SOFRRATE + 1.309%	5.0710	05/20/31	1,264,137
					11,337,564

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 20.8% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.3%
1,000,000	Waste Management, Inc.	4.9500	07/03/31	$ 1,022,984

	CONSTRUCTION MATERIALS — 0.8%
1,250,000	Advanced Drainage Systems, Inc.(b)	6.3750	06/15/30	1,261,124
1,750,000	Quikrete Holdings, Inc.(b)	6.3750	03/01/32	1,774,953
				3,036,077
	CONTAINERS & PACKAGING — 0.2%
1,000,000	TriMas Corporation(b)	4.1250	04/15/29	952,270

	ELECTRIC UTILITIES — 2.9%
1,900,000	Constellation Energy Generation, LLC	6.1250	01/15/34	2,029,513
1,000,000	Duke Energy Florida, LLC	2.5000	12/01/29	937,430
1,000,000	MidAmerican Energy Company	3.1000	05/01/27	990,312
3,475,000	National Rural Utilities Cooperative Finance	1.3500	03/15/31	2,973,702
3,600,000	NextEra Energy Capital Holdings, Inc.	1.9000	06/15/28	3,414,382
1,000,000	Wisconsin Power and Light Company	1.9500	09/16/31	869,088
				11,214,427
	ENGINEERING & CONSTRUCTION — 1.1%
2,000,000	MasTec, Inc.(b)	4.5000	08/15/28	1,977,903
2,250,000	Quanta Services, Inc.	2.9000	10/01/30	2,087,918
				4,065,821
	FORESTRY, PAPER & WOOD PRODUCTS — 0.5%
2,000,000	Louisiana-Pacific Corporation(b)	3.6250	03/15/29	1,919,409

	HOME & OFFICE PRODUCTS — 0.5%
1,910,000	Somnigroup International, Inc.(b)	4.0000	04/15/29	1,837,788

	HOME CONSTRUCTION — 0.9%
1,850,000	M/I Homes, Inc.	3.9500	02/15/30	1,737,272
1,800,000	Patrick Industries, Inc.(b)	4.7500	05/01/29	1,752,381
				3,489,653
	INDUSTRIAL SUPPORT SERVICES — 0.4%
1,700,000	United Rentals North America, Inc.	4.8750	01/15/28	1,692,822

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 20.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 0.6%
2,250,000	Nasdaq, Inc.	5.5500	02/15/34	$ 2,316,981

	INSURANCE — 1.4%
1,875,000	Assurant, Inc.	3.7000	02/22/30	1,801,721
1,575,000	Brown & Brown, Inc.	4.5000	03/15/29	1,568,122
2,000,000	Pacific Life Global Funding II(b)	1.3750	04/14/26	1,998,105
				5,367,948
	MACHINERY — 0.8%
1,900,000	Mueller Water Products, Inc.(b)	4.0000	06/15/29	1,833,663
1,375,000	Xylem, Inc.	1.9500	01/30/28	1,320,566
				3,154,229
	OIL & GAS PRODUCERS — 1.8%
1,500,000	Cheniere Energy Partners, L.P.	4.5000	10/01/29	1,493,773
1,600,000	ConocoPhillips Company	5.0000	01/15/35	1,606,849
1,750,000	Diamondback Energy, Inc.	3.5000	12/01/29	1,688,964
2,250,000	Plains All American Pipeline, L.P. / PAA Finance	3.5500	12/15/29	2,178,254
				6,967,840
	REAL ESTATE INVESTMENT TRUSTS — 1.2%
1,500,000	AvalonBay Communities, Inc.	2.0500	01/15/32	1,303,947
1,700,000	Iron Mountain, Inc.(b)	6.2500	01/15/33	1,696,104
1,500,000	Welltower OP, LLC	2.7000	02/15/27	1,479,050
				4,479,101
	REAL ESTATE SERVICES — 0.5%
1,800,000	CBRE Services, Inc.	4.9000	01/15/33	1,776,260

	RETAIL - DISCRETIONARY — 0.9%
1,750,000	Asbury Automotive Group, Inc.	4.5000	03/01/28	1,719,107
1,950,000	Builders FirstSource, Inc.(b)	4.2500	02/01/32	1,797,411
				3,516,518
	SEMICONDUCTORS — 1.4%
1,825,000	Amkor Technology, Inc.(b)	5.8750	10/01/33	1,820,255
2,800,000	NXP BV / NXP FUNDING, LLC / NXP USA, INC.	2.5000	05/11/31	2,514,115
1,200,000	Synaptics, Inc.(b)	4.0000	06/15/29	1,137,107
				5,471,477

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 20.8% (Continued)
	SOFTWARE — 0.3%
1,000,000	Roper Technologies, Inc.		4.9000	10/15/34	$ 966,554

	SPECIALTY FINANCE — 0.3%
1,100,000	American Express Company(c)	SOFRRATE + 1.220%	4.9180	07/20/33	1,102,765

	TECHNOLOGY SERVICES — 0.3%
1,000,000	Verisk Analytics, Inc.		5.7500	04/01/33	1,035,185

	WHOLESALE - CONSUMER STAPLES — 0.7%
2,775,000	Sysco Corporation		2.4000	02/15/30	2,546,304

	TOTAL CORPORATE BONDS (Cost $80,965,265)				79,269,977

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 4.1%
	COUNTY — 0.0%(d)
150,000	City & County of Honolulu HI		2.5180	10/01/26	149,101

	SINGLE-FAMILY HOUSING — 3.5%
1,585,000	Florida Housing Finance Corporation		5.5610	07/01/49	1,548,458
500,000	Illinois Housing Development Authority		5.2440	04/01/31	518,987
500,000	Illinois Housing Development Authority		5.2940	10/01/31	518,825
1,255,000	Maryland Department of Housing & Community		5.4630	03/01/34	1,287,615
2,325,000	Massachusetts Housing Finance Agency		5.8360	12/01/42	2,339,503
2,210,000	Minnesota Housing Finance Agency		5.5880	07/01/39	2,231,026
645,000	Ohio Housing Finance Agency		5.4390	09/01/40	649,810
1,250,000	Ohio Housing Finance Agency		5.6670	09/01/45	1,249,764
1,715,000	Virginia Housing Development Authority		4.9140	04/01/30	1,758,669
1,000,000	Virginia Housing Development Authority		5.6620	10/01/39	1,018,149
					13,120,806
	STATE — 0.1%
500,000	State of Oregon		1.3150	05/01/27	486,733

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 4.1% (Continued)
	WATER AND SEWER — 0.5%
2,000,000	City of Aurora CO Water Revenue	2.0980	08/01/34	$ 1,675,239
200,000	City of Los Angeles CA Wastewater System Revenue	3.6940	06/01/32	192,813
				1,868,052
	TOTAL MUNICIPAL BONDS (Cost $15,866,577)			15,624,692

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 20.1%
	AGENCY FIXED RATE — 16.2%
27,192	Fannie Mae Pool MA2915	3.0000	02/01/27	27,035
1,303,443	Fannie Mae Pool MA5914	4.0000	12/01/40	1,272,623
291,982	Fannie Mae Pool BM5976	3.0000	02/01/47	267,937
1,152,581	Fannie Mae Pool MA4120	2.5000	09/01/50	981,124
2,123,930	Fannie Mae Pool CB2661	3.0000	01/01/52	1,886,520
2,184,967	Fannie Mae Pool MA4547	2.0000	02/01/52	1,768,976
2,787,019	Fannie Mae Pool MA4600	3.5000	05/01/52	2,559,274
3,519,941	Fannie Mae Pool MA4624	3.0000	06/01/52	3,105,736
2,135,425	Fannie Mae Pool MA4625	3.5000	06/01/52	1,961,040
3,132,054	Fannie Mae Pool MA4655	4.0000	07/01/52	2,959,248
2,929,864	Fannie Mae Pool MA4805	4.5000	11/01/52	2,840,684
2,391,076	Fannie Mae Pool MA4869	5.5000	01/01/53	2,413,423
3,007,167	Fannie Mae Pool MA4916	4.0000	02/01/53	2,838,395
1,317,553	Fannie Mae Pool FS7751	4.0000	03/01/53	1,245,714
2,028,319	Fannie Mae Pool MA5072	5.5000	06/01/53	2,045,314
849,012	Fannie Mae Pool FS7279	5.0000	10/01/53	840,950
1,239,137	Fannie Mae Pool CB7331	5.5000	10/01/53	1,250,656
2,008,842	Fannie Mae Pool MA5165	5.5000	10/01/53	2,024,753
1,030,176	Fannie Mae Pool FS9447	6.0000	12/01/53	1,056,792
2,596,628	Fannie Mae Pool MA5758	4.5000	07/01/55	2,508,474
982,395	Fannie Mae Pool MA5877	4.5000	11/01/55	948,811
437,185	Freddie Mac Pool ZS9163	3.0000	09/01/33	422,991
2,539,888	Freddie Mac Pool SB8347	4.0000	01/01/40	2,480,857
1,219,593	Freddie Mac Pool RR0035	3.5000	11/01/40	1,174,619
1,072,000	Freddie Mac Pool SD8122	2.5000	01/01/51	911,436

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 20.1% (Continued)
	AGENCY FIXED RATE — 16.2% (Continued)
1,535,423	Freddie Mac Pool RA5696	2.5000	08/01/51	$ 1,303,234
2,664,498	Freddie Mac Pool RA7402	3.5000	05/01/52	2,453,326
2,907,431	Freddie Mac Pool SD8214	3.5000	05/01/52	2,669,849
1,588,801	Freddie Mac Pool SD8237	4.0000	08/01/52	1,502,085
3,046,062	Freddie Mac Pool SD8238	4.5000	08/01/52	2,950,208
2,791,666	Freddie Mac Pool SD8288	5.0000	01/01/53	2,768,327
2,812,921	Freddie Mac Pool SD8329	5.0000	06/01/53	2,788,826
1,570,461	Freddie Mac Pool SD3026	5.0000	06/01/53	1,560,618
266,858	Ginnie Mae II Pool MA3375	3.0000	01/20/46	242,180
1,985,260	Ginnie Mae II Pool MB0744	4.5000	11/20/55	1,918,625
				61,950,660
	GOVERNMENT OWNED, NO GUARANTEE — 2.4%
2,750,000	Federal National Mortgage Association	6.2500	05/15/29	2,943,938
1,600,000	Federal National Mortgage Association	7.1250	01/15/30	1,779,839
2,900,000	Federal National Mortgage Association	6.6250	11/15/30	3,224,802
1,000,000	Federal National Mortgage Association	5.6250	07/15/37	1,089,888
				9,038,467
	GOVERNMENT SPONSORED — 1.5%
1,500,000	Federal Farm Credit Banks Funding Corporation	4.6250	04/05/29	1,529,764
1,000,000	Federal Farm Credit Banks Funding Corporation	4.0000	04/01/30	1,006,516
1,750,000	Federal Farm Credit Banks Funding Corporation	4.0000	01/13/31	1,750,146
1,500,000	Federal Farm Credit Banks Funding Corporation	3.2500	07/28/32	1,424,902
				5,711,328
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $77,732,311)			76,700,455

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.0%(d)
MONEY MARKET FUNDS - 0.0% (d)
120,040	Fidelity Money Market Government Portfolio Class I, 3.52% (Cost $120,040)(e)	$ 120,040

	TOTAL SHORT-TERM INVESTMENTS (Cost $120,040)	120,040

	TOTAL INVESTMENTS - 98.6% (Cost $324,195,809)	$ 376,051,575
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.4%	5,343,867
	NET ASSETS - 100.0%	$ 381,395,442

ABS	- Asset Backed Security
CMBS	- Collaterized Mortgage Backed Security
LLC	- Limited Liability Company
L.P.	- Limited Partnership
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
SOFRINDX	United States SOFR Index
SOFRRATE	United States SOFR Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026 the total market value of 144A securities is $24,008,873 or 6.3% of net assets.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Percentage rounds to less than 0.1%.
(e)	Rate disclosed is the seven day effective yield as of March 31, 2026.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 2.1%
	AUTO LOAN — 1.1%
1,925,000	CarMax Auto Owner Trust 2024-2 D		6.4200	10/15/30	$ 1,975,415

	OTHER ABS — 1.0%
1,775,000	PFS Financing Corporation Series C A(a),(b)	SOFR30A + 0.800%	4.4720	04/17/28	1,775,315

	TOTAL ASSET BACKED SECURITIES (Cost $3,748,405)				3,750,730

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.2%
	ASSET MANAGEMENT — 1.2%
1,000,000	CI Credit GP, LLC(c),(d),(e)		5.5000	12/15/30	981,067
750,000	Hope Global Investments(c),(d),(e)		4.6000	10/10/28	735,283
500,000	Hope Global Investments(c),(d),(e)		5.0000	09/11/29	489,772
					2,206,122
	BANKING — 6.3%
2,125,000	First Horizon Corporation(b)	SOFRRATE + 1.766%	5.5140	03/07/31	2,155,389
1,000,000	Huntington Bancshares, Inc. (b)	SOFRINDX + 1.870%	5.7090	02/02/35	1,021,671
1,450,000	Huntington Bancshares, Inc. (b)	H15T5Y + 2.653%	6.2500	Perpetual	1,426,312
2,750,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.330%	6.0700	10/22/27	2,776,531
2,000,000	M&T Bank Corporation(b)	SOFRRATE + 0.930%	4.8330	01/16/29	2,010,655
2,150,000	Truist Financial Corporation(b)	SOFRRATE + 1.852%	5.1220	01/26/34	2,146,395
					11,536,953
	CONSTRUCTION MATERIALS — 0.8%
1,500,000	Quikrete Holdings, Inc.(a)		6.3750	03/01/32	1,521,389

	ELECTRIC UTILITIES — 9.9%
2,125,000	Ameren Illinois Company		5.9000	12/01/52	2,157,617
2,000,000	Constellation Energy Generation, LLC		5.7500	03/15/54	1,945,256
2,850,000	DTE Electric Company		3.9500	03/01/49	2,210,169
2,300,000	Duke Energy Florida, LLC		2.5000	12/01/29	2,156,090
2,450,000	MidAmerican Energy Company		4.2500	07/15/49	1,971,144

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.2% (Continued)
	ELECTRIC UTILITIES — 9.9% (Continued)
2,600,000	National Rural Utilities Cooperative Finance		1.3500	03/15/31	$ 2,224,928
500,000	NextEra Energy Capital Holdings, Inc.		5.0500	02/28/33	505,145
1,500,000	NextEra Energy Capital Holdings, Inc.(b)	US0003M + 2.409%	4.8000	12/01/77	1,465,763
3,500,000	Public Service Company of Oklahoma		3.1500	08/15/51	2,252,755
1,700,000	Wisconsin Public Service Corporation		2.8500	12/01/51	1,045,691
					17,934,558
	ELECTRICAL EQUIPMENT — 1.1%
2,000,000	GE Vernova, Inc.		4.2500	02/04/31	1,977,312

	ENGINEERING & CONSTRUCTION — 2.4%
2,150,000	MasTec, Inc.(a)		4.5000	08/15/28	2,126,246
2,425,000	Quanta Services, Inc.		2.9000	10/01/30	2,250,312
					4,376,558
	FORESTRY, PAPER & WOOD PRODUCTS — 1.0%
1,875,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	1,799,446

	HOME CONSTRUCTION — 0.7%
1,275,000	M/I Homes, Inc.		3.9500	02/15/30	1,197,309

	INSTITUTIONAL FINANCIAL SERVICES — 0.7%
2,000,000	Nasdaq, Inc.		3.2500	04/28/50	1,335,531

	INSURANCE — 2.1%
1,925,000	Assurant, Inc.		3.7000	02/22/30	1,849,767
2,000,000	Brown & Brown, Inc.		4.5000	03/15/29	1,991,265
					3,841,032
	MACHINERY — 0.5%
1,000,000	Xylem, Inc.		1.9500	01/30/28	960,411

	OIL & GAS PRODUCERS — 5.2%
1,775,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	1,767,632
2,125,000	ConocoPhillips Company		5.0000	01/15/35	2,134,096
1,650,000	Diamondback Energy, Inc.		3.5000	12/01/29	1,592,452
1,650,000	EQT Corporation		5.7500	02/01/34	1,701,062

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.2% (Continued)
	OIL & GAS PRODUCERS — 5.2% (Continued)
2,250,000	Plains All American Pipeline, L.P. / PAA Finance		3.5500	12/15/29	$ 2,178,254
					9,373,496
	REAL ESTATE INVESTMENT TRUSTS — 4.0%
1,500,000	American Tower Corporation		4.0500	03/15/32	1,438,111
2,275,000	AvalonBay Communities, Inc.		2.0500	01/15/32	1,977,653
2,000,000	Equinix, Inc.		3.9000	04/15/32	1,889,808
2,000,000	Welltower OP, LLC		3.8500	06/15/32	1,905,792
					7,211,364
	REAL ESTATE SERVICES — 1.1%
2,000,000	CBRE Services, Inc.		4.9000	01/15/33	1,973,622

	RETAIL - DISCRETIONARY — 3.1%
1,500,000	Builders FirstSource, Inc.(a)		4.2500	02/01/32	1,382,624
2,275,000	Home Depot, Inc. (The)		4.9500	06/25/34	2,293,306
2,000,000	Lowe's Companies, Inc.		5.6250	04/15/53	1,893,767
					5,569,697
	SEMICONDUCTORS — 1.7%
1,100,000	Amkor Technology, Inc.(a)		5.8750	10/01/33	1,097,140
2,200,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		2.5000	05/11/31	1,975,376
					3,072,516
	SOFTWARE — 1.2%
2,175,000	Roper Technologies, Inc.		4.9000	10/15/34	2,102,254

	SPECIALTY FINANCE — 1.2%
2,250,000	American Express Company(b)	SOFRRATE + 1.220%	4.9180	07/20/33	2,255,656

	TECHNOLOGY SERVICES — 1.1%
1,950,000	Verisk Analytics, Inc.		5.7500	04/01/33	2,018,610

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.2% (Continued)
	WHOLESALE - CONSUMER STAPLES — 0.9%
1,875,000	Sysco Corporation	2.4000	02/15/30	$ 1,720,476

	TOTAL CORPORATE BONDS (Cost $85,438,864)			83,984,312

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 6.6%
	SINGLE-FAMILY HOUSING — 5.4%
1,680,000	Florida Housing Finance Corporation	5.5610	07/01/49	1,641,267
1,000,000	Illinois Housing Development Authority	5.6140	10/01/39	1,004,232
1,825,000	Massachusetts Housing Finance Agency	5.8360	12/01/42	1,836,384
1,460,000	Minnesota Housing Finance Agency	5.9000	01/01/49	1,463,091
345,889	Minnesota Housing Finance Agency	1.5800	02/01/51	263,205
1,650,000	Ohio Housing Finance Agency	5.7170	09/01/50	1,639,029
2,000,000	Virginia Housing Development Authority	5.6620	10/01/39	2,036,298
				9,883,506
	STATE — 0.6%
1,250,000	State of Oregon	2.3370	11/01/33	1,080,722

	WATER AND SEWER — 0.6%
1,500,000	City of Aurora, CO Water Revenue	2.6260	08/01/41	1,148,665

	TOTAL MUNICIPAL BONDS (Cost $12,752,804)			12,112,893

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 42.9%
	AGENCY FIXED RATE — 32.3%
2,896,541	Fannie Mae Pool MA5914	4.0000	12/01/40	2,828,051
705,738	Fannie Mae Pool BO9355	3.0000	03/01/50	628,189
1,585,491	Fannie Mae Pool MA4120	2.5000	09/01/50	1,349,634
595,592	Fannie Mae Pool FM4720	3.0000	10/01/50	533,277
1,610,120	Fannie Mae Pool CA8256	2.5000	12/01/50	1,358,424
1,703,937	Fannie Mae Pool CB0199	3.0000	04/01/51	1,507,016
1,804,217	Fannie Mae Pool MA4379	2.5000	07/01/51	1,532,511

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 42.9% (Continued)
	AGENCY FIXED RATE — 32.3% (Continued)
2,823,852	Fannie Mae Pool MA4600	3.5000	05/01/52	$ 2,593,098
2,660,351	Fannie Mae Pool MA4625	3.5000	06/01/52	2,443,100
2,925,127	Fannie Mae Pool MA4700	4.0000	08/01/52	2,761,261
2,949,527	Fannie Mae Pool MA4805	4.5000	11/01/52	2,859,749
1,759,149	Fannie Mae Pool MA4869	5.5000	01/01/53	1,775,590
1,393,716	Fannie Mae Pool MA4916	4.0000	02/01/53	1,315,497
1,843,927	Fannie Mae Pool MA5072	5.5000	06/01/53	1,859,376
2,807,605	Fannie Mae Pool MA5528	4.0000	11/01/54	2,649,998
2,091,728	Fannie Mae Pool MA5758	4.5000	07/01/55	2,020,715
982,395	Fannie Mae Pool MA5877	4.5000	11/01/55	948,811
1,230,312	Freddie Mac Pool SB8346	4.0000	12/01/39	1,201,718
1,707,430	Freddie Mac Pool RR0035	3.5000	11/01/40	1,644,466
1,644,293	Freddie Mac Pool SD8090	2.0000	09/01/50	1,339,899
1,125,600	Freddie Mac Pool SD8122	2.5000	01/01/51	957,008
2,150,023	Freddie Mac Pool SD8128	2.0000	02/01/51	1,749,321
879,849	Freddie Mac Pool RA5696	2.5000	08/01/51	746,797
2,780,865	Freddie Mac Pool SD8206	3.0000	04/01/52	2,453,054
1,824,998	Freddie Mac Pool RA7402	3.5000	05/01/52	1,680,360
2,391,005	Freddie Mac Pool SD8220	3.0000	06/01/52	2,109,151
1,917,458	Freddie Mac Pool RA7587	3.5000	06/01/52	1,765,483
2,598,056	Freddie Mac Pool SD8237	4.0000	08/01/52	2,456,256
2,779,531	Freddie Mac Pool SD8238	4.5000	08/01/52	2,692,064
2,166,957	Freddie Mac Pool SD8288	5.0000	01/01/53	2,148,841
1,848,491	Freddie Mac Pool SD8329	5.0000	06/01/53	1,832,657
3,226,047	Ginnie Mae II Pool MB0744	4.5000	11/20/55	3,117,766
				58,859,138
	GOVERNMENT OWNED, NO GUARANTEE — 6.3%
2,500,000	Federal Home Loan Mortgage Corporation	6.2500	07/15/32	2,792,020
1,000,000	Federal National Mortgage Association	6.2500	05/15/29	1,070,523
2,000,000	Federal National Mortgage Association	7.1250	01/15/30	2,224,799
2,400,000	Federal National Mortgage Association	6.6250	11/15/30	2,668,801
2,500,000	Federal National Mortgage Association	5.6250	07/15/37	2,724,722
				11,480,865

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 42.9% (Continued)
	GOVERNMENT SPONSORED — 4.3%
1,000,000	Federal Farm Credit Banks Funding Corporation	4.1250	08/01/29	$ 1,008,565
1,000,000	Federal Farm Credit Banks Funding Corporation	4.3750	10/24/29	1,015,071
1,750,000	Federal Farm Credit Banks Funding Corporation	4.0000	01/13/31	1,750,146
1,750,000	Federal Farm Credit Banks Funding Corporation	2.9400	02/23/32	1,619,471
1,000,000	Federal Farm Credit Banks Funding Corporation	4.5000	08/08/33	1,006,024
1,500,000	Federal Farm Credit Banks Funding Corporation	2.9900	07/18/34	1,348,876
				7,748,153
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $78,824,416)			78,088,156

	TOTAL INVESTMENTS – 97.8% (Cost $180,764,489)			$ 177,936,091
	OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%			3,929,171
	NET ASSETS - 100.0%			$ 181,865,262

ABS	- Asset Backed Security
LLC	- Limited Liability Company
L.P.	- Limited Partnership

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
SOFRINDX	United States SOFR Index
SOFRRATE	United States SOFR Secured Overnight Financing Rate
US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026 the total market value of 144A securities is $9,702,160 or 5.3% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Illiquid security. The total fair value of these securities as of March 31, 2026, was $2,206,122, representing 1.2% of net assets.
(d)	Restricted security.
(e)	Private investment.

EVENTIDE DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.0%
	BANKING - 2.0%
1,522,136	Huntington Bancshares Inc	$ 23,821,429

	BIOTECH & PHARMA - 3.1%
774,108	Royalty Pharma plc, Class A	37,133,961

	CHEMICALS - 3.7%
876,042	Element Solutions, Inc.	29,908,074
44,122	Sherwin-Williams Company (The)	14,143,307
		44,051,381
	COMMERCIAL SUPPORT SERVICES - 4.2%
567,386	Rollins, Inc.	30,304,086
231,814	UL Solutions, Inc., Class A	19,868,778
		50,172,864
	CONTAINERS & PACKAGING - 1.3%
449,411	International Paper Company	16,043,973

	ELECTRIC UTILITIES - 8.9%
37,206	Constellation Energy Corporation	10,389,775
440,807	Entergy Corporation	49,529,074
46,537	Talen Energy Corporation(a)	14,856,007
105,546	Vistra Corporation	15,866,730
136,727	WEC Energy Group, Inc.	15,828,885
		106,470,471
	ELECTRICAL EQUIPMENT - 11.6%
38,219	GE Vernova, Inc.	33,361,365
395,073	nVent Electric PLC	46,729,235
142,596	Trane Technologies plc	59,425,457
		139,516,057
	ENGINEERING & CONSTRUCTION - 1.3%
6,441	Comfort Systems USA, Inc.	8,882,075
13,550	Quanta Services, Inc.	7,439,221
		16,321,296

EVENTIDE DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	GAS & WATER UTILITIES - 1.7%
448,657	NiSource, Inc.	$ 20,934,336

	HEALTH CARE FACILITIES & SERVICES - 0.5%
61,913	Encompass Health Corporation	5,988,844

	HOME CONSTRUCTION - 1.8%
154,616	DR Horton, Inc.	21,216,408

	INDUSTRIAL REIT - 5.6%
177,885	EastGroup Properties, Inc.	32,924,735
259,481	Prologis, Inc.	34,298,198
		67,222,933
	INDUSTRIAL SUPPORT SERVICES - 2.7%
91,181	Applied Industrial Technologies, Inc.	24,192,143
10,690	United Rentals, Inc.	7,788,306
		31,980,449
	INSTITUTIONAL FINANCIAL SERVICES - 5.5%
172,973	Houlihan Lokey, Inc.	24,842,382
487,168	Nasdaq, Inc.	41,355,692
		66,198,074
	INSURANCE - 2.2%
59,739	Arthur J. Gallagher & Company	12,938,273
47,789	Willis Towers Watson PLC	13,892,262
		26,830,535
	MACHINERY - 2.6%
74,132	IDEX Corporation	14,051,720
196,244	Pentair PLC	17,094,815
		31,146,535
	MEDICAL EQUIPMENT & DEVICES - 4.7%
19,974	Mettler-Toledo International, Inc.(a)	25,191,209
144,840	STERIS plc	32,028,469
		57,219,678
	OIL & GAS PRODUCERS - 11.4%
37,669	Diamondback Energy, Inc.	7,450,552

EVENTIDE DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	OIL & GAS PRODUCERS - 11.4% (Continued)
176,695	DT Midstream, Inc.	$ 23,795,516
293,211	EQT Corporation	18,659,948
201,324	Targa Resources Corporation	50,477,966
500,117	Williams Companies, Inc. (The)	36,398,515
		136,782,497
	OIL & GAS SERVICES & EQUIPMENT - 4.2%
306,857	Baker Hughes Company	18,733,620
367,178	Halliburton Company	14,316,270
621,778	Liberty Energy, Inc., Class A	17,907,206
		50,957,096
	RETAIL - DISCRETIONARY - 4.1%
120,664	Ferguson Enterprises, Inc.	28,146,085
37,017	Group 1 Automotive, Inc.	12,238,931
36,667	Lithia Motors, Inc., Class A	9,156,483
		49,541,499
	SEMICONDUCTORS - 7.3%
24,738	KLA Corporation	36,424,478
90,860	Lam Research Corporation	19,413,148
11,887	Monolithic Power Systems, Inc.	12,996,651
64,356	Teradyne, Inc.	19,078,980
		87,913,257
	SOFTWARE - 0.6%
15,494	Intuit, Inc.	6,699,296

	TECHNOLOGY HARDWARE - 4.0%
42,536	Dell Technologies, Inc., Class C	6,981,434
20,215	Fabrinet(a)	10,542,527
99,167	Flex Ltd.(a)	6,491,472
45,097	Garmin Ltd.	10,462,955
30,923	Motorola Solutions, Inc.	13,419,654
		47,898,042
	TECHNOLOGY SERVICES - 1.7%
36,929	MSCI, Inc.	19,905,100

EVENTIDE DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
COMMON STOCKS — 99.0% (Continued)
TRANSPORTATION & LOGISTICS - 2.3%
141,631	Old Dominion Freight Line, Inc.	$ 27,674,697

	TOTAL COMMON STOCKS (Cost $924,877,724)	1,189,640,708

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.0%(b)
MONEY MARKET FUNDS - 0.0% (b)
120,428	Fidelity Money Market Government Portfolio, Class I, 3.52% (Cost $120,428)(c)	120,428

	TOTAL INVESTMENTS – 99.0% (Cost $924,998,152)	$ 1,189,761,136
	OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%	12,571,934
	NET ASSETS - 100.0%	$ 1,202,333,070

MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 92.1%
	AEROSPACE & DEFENSE - 2.4%
4,280	Axon Enterprise, Inc.(a)	$ 1,817,673

	BIOTECH & PHARMA - 3.3%
100,358	Beta Bionics, Inc.(a)	1,005,587
25,275	Vaxcyte, Inc.(a)	1,468,730
		2,474,317
	ELECTRIC UTILITIES - 1.1%
1,575	Constellation Energy Corporation	439,819
2,798	Vistra Corporation	420,623
		860,442
	ELECTRICAL EQUIPMENT - 4.7%
10,919	Generac Holdings, Inc.(a)	2,132,809
5,673	Vertiv Holdings Company, Class A	1,421,540
		3,554,349
	HEALTH CARE FACILITIES & SERVICES - 3.7%
43,313	GeneDx Holdings Corporation(a)	2,781,561

	INDUSTRIAL INTERMEDIATE PROD - 3.6%
67,291	Xometry, Inc., Class A(a)	2,748,164

	MEDICAL EQUIPMENT & DEVICES - 11.1%
18,415	Dexcom, Inc.(a)	1,156,462
7,337	Glaukos Corporation(a)	789,901
36,039	Guardant Health, Inc.(a)	3,328,923
13,017	iRhythm Technologies, Inc.(a)	1,536,266
76,979	Kestra Medical Technologies, Inc.(a)	1,534,192
		8,345,744
	OIL & GAS SERVICES & EQUIPMENT - 4.9%
79,163	Liberty Energy, Inc., Class A	2,279,894
25,219	Solaris Oilfield Infrastructure, Inc., Class A	1,425,126
		3,705,020
	SEMICONDUCTORS - 29.3%
1,023	ASML Holding N.V. - ADR	1,351,209
6,895	Broadcom, Inc.	2,134,071

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 92.1% (Continued)
	SEMICONDUCTORS - 29.3% (Continued)
4,559	Coherent Corp.(a)	$ 1,085,999
1,174	KLA Corporation	1,728,609
9,782	Lam Research Corporation	2,090,022
17,034	Lattice Semiconductor Corporation(a)	1,580,074
5,927	Micron Technology, Inc.	2,002,378
1,445	Monolithic Power Systems, Inc.	1,579,891
21,618	NVIDIA Corporation	3,770,179
1,493	SiTime Corporation(a)	515,608
12,502	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4,225,051
		22,063,091
	SOFTWARE - 13.3%
2,796	Cadence Design Systems, Inc.(a)	776,925
962	Crowdstrike Holdings, Inc., Class A(a)	375,574
41,900	HeartFlow, Inc.(a)	1,019,427
1,597	Intuit, Inc.	690,511
16,703	JFrog Ltd.(a)	783,872
6,465	MongoDB, Inc.(a)	1,582,438
7,013	Palo Alto Networks, Inc.(a)	1,124,324
8,791	Rubrik, Inc., Class A(a)	430,495
12,567	ServiceTitan, Inc., Class A(a)	797,502
12,801	Shopify, Inc., Class A(a)	1,518,455
6,284	Snowflake, Inc.(a)	947,753
		10,047,276
	TECHNOLOGY HARDWARE - 9.1%
11,645	Arista Networks, Inc.(a)	1,429,773
970	Ciena Corporation(a)	376,583
12,341	Everpure, Inc.(a)	728,613
3,826	Fabrinet(a)	1,995,336
4,965	InterDigital, Inc.	1,499,430
549	Lumentum Holdings, Inc.(a)	385,815
1,239	Seagate Technology Holdings PLC	485,391
		6,900,941
	TECHNOLOGY SERVICES - 5.6%
156,895	Adyen N.V. - ADR(a)	1,564,243

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares				Fair Value
	COMMON STOCKS — 92.1% (Continued)
	TECHNOLOGY SERVICES - 5.6% (Continued)
99,020	Toast, Inc., Class A(a)			$ 2,625,020
				4,189,263

	TOTAL COMMON STOCKS (Cost $63,280,213)			69,487,841

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 1.0%
	ASSET MANAGEMENT — 1.0%
750,000	Vision Fund International(b),(c),(d)	5.0000	12/01/28	741,983

	TOTAL CORPORATE BONDS (Cost $750,000)			741,983

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 3.2%
	MONEY MARKET FUNDS - 3.2%
13,501	Fidelity Money Market Government Portfolio, Class I, 3.52%(e)			13,501
2,380,242	First American Government Obligations Fund, Class U, 3.59%(e)			2,380,242
	TOTAL MONEY MARKET FUNDS (Cost $2,393,743)			2,393,743

	TOTAL INVESTMENTS - 96.3% (Cost $66,423,956)			$ 72,623,567
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.7%			2,825,503
	NET ASSETS - 100.0%			$ 75,449,070

ADR	- American Depositary Receipt
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Private investment.
(c)	Illiquid security. The total fair value of these securities as of March 31, 2026, was $741,983, representing 1.0% of net assets.
(d)	Restricted security.
(e)	Rate disclosed is the seven day effective yield as of March 31, 2026.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 93.2%
	AEROSPACE & DEFENSE - 1.0%
64,205	Axon Enterprise, Inc.(a)	$ 27,267,221

	BIOTECH & PHARMA - 15.0%
75,482	Argenx S.E. - ADR(a)	55,120,731
355,738	Axsome Therapeutics, Inc.(a)	60,126,837
1,344,376	Collegium Pharmaceutical, Inc.(a)	44,458,514
175,194	Insmed, Inc.(a)	28,647,723
709,135	Mirum Pharmaceuticals, Inc.(a)	65,509,891
1,460,906	Scholar Rock Holding Corporation(a)	71,818,139
460,684	TransMedics Group, Inc.(a)	45,796,596
514,957	Vaxcyte, Inc.(a)	29,924,151
		401,402,582
	COMMERCIAL SUPPORT SERVICES - 1.9%
306,479	Waste Connections, Inc.	49,784,449

	CONSTRUCTION MATERIALS - 1.7%
166,555	Vulcan Materials Company	45,352,927

	E-COMMERCE DISCRETIONARY - 1.4%
1,388,791	Chewy, Inc., Class A(a)	37,497,357

	ELECTRIC UTILITIES - 2.5%
51,151	Talen Energy Corporation(a)	16,328,934
333,361	Vistra Corporation	50,114,159
		66,443,093
	ELECTRICAL EQUIPMENT - 9.3%
135,153	Bloom Energy Corporation, Class A(a)	18,311,880
65,355	GE Vernova, Inc.	57,048,379
292,356	Generac Holdings, Inc.(a)	57,105,897
48,962	Rockwell Automation, Inc.	17,571,483
189,717	Trane Technologies PLC	79,062,663
86,292	Vertiv Holdings Company, Class A	21,623,049
		250,723,351

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 93.2% (Continued)
	ENGINEERING & CONSTRUCTION - 2.3%
479,463	Frontdoor, Inc.(a)	$ 25,344,414
67,645	Quanta Services, Inc.	37,138,458
		62,482,872
	GAS & WATER UTILITIES - 0.9%
535,784	NiSource, Inc.	24,999,681

	HEALTH CARE FACILITIES & SERVICES - 0.4%
170,391	GeneDx Holdings Corporation(a)	10,942,510

	HOME CONSTRUCTION - 1.1%
211,004	DR Horton, Inc.	28,953,969

	INDUSTRIAL INTERMEDIATE PROD - 4.4%
2,860,079	Xometry, Inc., Class A(a)	116,805,626

	INDUSTRIAL SUPPORT SERVICES - 5.2%
690,508	Fastenal Company	32,039,571
519,570	RB Global, Inc.	49,800,785
79,189	United Rentals, Inc.	57,693,938
		139,534,294
	MACHINERY - 0.5%
108,663	Xylem Inc	12,985,229

	MEDICAL EQUIPMENT & DEVICES - 11.6%
3,750,973	Beta Bionics, Inc. (a)	37,584,749
219,392	Dexcom, Inc.(a)	13,777,818
1,605,290	Guardant Health, Inc.(a)	148,280,637
57,024	Intuitive Surgical, Inc.(a)	26,287,494
464,252	iRhythm Technologies, Inc.(a)	54,791,021
25,043	Mettler-Toledo International, Inc.(a)	31,584,232
		312,305,951
	OIL & GAS PRODUCERS - 2.8%
162,750	DT Midstream, Inc.	21,917,543

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 93.2% (Continued)
	OIL & GAS PRODUCERS - 2.8% (Continued)
214,336	Targa Resources Corporation	$ 53,740,465
		75,658,008
	OIL & GAS SERVICES & EQUIPMENT - 1.6%
1,479,224	Liberty Energy, Inc., Class A	42,601,651

	RETAIL - DISCRETIONARY - 2.6%
121,288	Lowe's Companies, Inc.	28,657,929
450,495	O'Reilly Automotive, Inc.(a)	41,585,193
		70,243,122
	SEMICONDUCTORS - 13.4%
65,539	ASML Holding N.V. - ADR	86,565,877
32,087	Coherent Corp.(a)	7,643,444
519,244	Lam Research Corporation	110,941,673
586,648	Lattice Semiconductor Corporation(a)	54,417,469
39,318	Monolithic Power Systems, Inc.	42,988,335
110,283	NVIDIA Corporation	19,233,355
71,204	SiTime Corporation(a)	24,590,302
40,843	Teradyne, Inc.	12,108,316
		358,488,771
	SOFTWARE - 6.7%
19,414	Crowdstrike Holdings, Inc., Class A(a)	7,579,420
230,946	Datadog, Inc., Class A(a)	27,263,175
1,205,139	Global-e Online Ltd.(a)	37,178,538
80,944	HubSpot, Inc.(a)	19,758,430
50,658	MongoDB, Inc.(a)	12,399,559
222,464	Palo Alto Networks, Inc.(a)	35,665,428
86,425	Roper Technologies, Inc.	30,582,351
148,613	ServiceTitan, Inc., Class A(a)	9,430,981
		179,857,882
	TECHNOLOGY HARDWARE - 0.6%
13,383	Lumentum Holdings, Inc.(a)	9,405,037
16,861	Seagate Technology Holdings PLC	6,605,465
		16,010,502

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares				Fair Value
	COMMON STOCKS — 93.2% (Continued)
	TECHNOLOGY SERVICES - 3.5%
33,778	Adyen N.V. (a)			$ 33,208,006
2,352,452	Toast, Inc., Class A(a)			62,363,503
				95,571,509
	TRANSPORTATION & LOGISTICS - 2.8%
390,981	Old Dominion Freight Line, Inc.			76,397,687

	TOTAL COMMON STOCKS (Cost $1,403,280,801)			2,502,310,244

Shares				Fair Value
	CONTINGENT VALUE RIGHTS — 0.2%
	BIOTECH & PHARMA - 0.2%
3,982,940	Peloton Therapeutics, Inc. - CVR(a),(b),(c),(d),(e)			4,382,708

	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)			4,382,708

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 1.2%
	ASSET MANAGEMENT — 1.2%
3,000,000	CI Credit GP, LLC(b),(c),(d)	5.5000	12/15/30	2,943,201
2,000,000	Hope Global Investments(b),(c),(d)	4.0000	01/07/28	1,954,952
5,000,000	Vision Fund International(b),(c),(d)	3.2230	12/15/26	4,929,475
5,000,000	Vision Fund International(b),(c),(d)	4.7500	03/31/28	4,945,225
5,000,000	Vision Fund International(b),(c),(d)	5.5000	06/30/28	5,000,000
5,000,000	Vision Fund International(b),(c),(d)	5.0000	12/01/28	4,946,550
4,000,000	Vision Fund International(b),(c),(d)	5.0000	06/01/29	3,937,924
5,000,000	Vision Fund International(b),(c),(d)	5.1000	12/15/29	4,887,780
				33,545,107
	TOTAL CORPORATE BONDS (Cost $34,000,000)			33,545,107

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
SHORT-TERM INVESTMENTS — 1.4%
MONEY MARKET FUNDS - 1.4%
5,606,195	Fidelity Money Market Government Portfolio, Class I, 3.52%(f)	$ 5,606,195
30,865,622	First American Government Obligations Fund, Class U, 3.59%(f)	30,865,622
	TOTAL SHORT-TERM INVESTMENTS (Cost $36,471,817)	36,471,817

	TOTAL INVESTMENTS – 96.0% (Cost $1,473,752,618)	$ 2,576,709,876
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.0%	106,354,764
	NET ASSETS - 100.0%	$ 2,683,064,640

ADR	- American Depositary Receipt
CVR	- Contingent Value Rights
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
S.E.	- Societas Europaea

(a)	Non-income producing security.
(b)	Illiquid security. The total fair value of these securities as of March 31, 2026 was $37,927,815, representing 1.4% of net assets.
(c)	Private investment.
(d)	Restricted security.
(e)	The value of this security has been determined using significant unobservable inputs in good faith under policies of the Board of Trustees.
(f)	Rate disclosed is the seven day effective yield as of March 31, 2026.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 90.2%
	BIOTECH & PHARMA - 73.3%
320,311	Abivax S.A. - ADR(a)	$ 35,666,630
5,701,655	ADC Therapeutics S.A.(a)	21,381,206
507,000	Aktis Oncology, Inc.(a)	9,070,230
1,512,444	Amylyx Pharmaceuticals, Inc.(a)	21,022,972
557,423	Apogee Therapeutics, Inc.(a)	46,918,294
49,193	Argenx S.E. - ADR(a)	35,923,188
370,000	Arrowhead Pharmaceuticals, Inc.(a)	23,199,000
159,151	Axsome Therapeutics, Inc.(a)	26,899,702
328,624	BeLite Bio Inc(a)	52,395,811
29,026	Belite Bio, Inc. - ADR(a)	4,627,905
437,130	Bridgebio Pharma, Inc.(a)	32,461,274
130,013	Bright Minds Biosciences, Inc.(a)	9,487,049
1,037,000	Celldex Therapeutics, Inc.(a)	32,893,640
668,142	Centessa Pharmaceuticals plc - ADR(a)	26,538,600
366,397	CG oncology, Inc.(a)	24,797,749
63,659	Collegium Pharmaceutical, Inc.(a)	2,105,203
550,000	Corvus Pharmaceuticals, Inc.(a)	8,046,500
1,410,815	Cybin, Inc.(a)	6,771,912
479,028	Cytokinetics, Inc.(a)	31,572,735
900,000	CytomX Therapeutics, Inc.(a)	4,230,000
686,162	Definium Therapeutics, Inc.(a)	12,968,462
225,261	Dianthus Therapeutics, Inc.(a)	18,903,903
395,235	Disc Medicine, Inc.(a)	25,271,326
149,863	Edgewise Therapeutics, Inc.(a)	4,720,685
269,010	Evommune, Inc.(a),(c),(f)	6,184,540
940,119	Evommune, Inc.(a)	21,613,336
1,245,583	EyePoint Pharmaceuticals, Inc.(a)	16,055,565
2,549,019	Immix Biopharma, Inc.(a)	23,221,563
367,183	Insmed, Inc.(a)	60,041,764
9,071,995	Invivyd, Inc.(a)	11,793,594
575,000	Ionis Pharmaceuticals, Inc.(a)	43,176,750
626,000	Kymera Therapeutics, Inc.(a)	52,139,540
890,000	MBX Biosciences, Inc.(a)	26,566,500
690,846	Mirum Pharmaceuticals, Inc.(a)	63,820,353

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 90.2% (Continued)
	BIOTECH & PHARMA - 73.3% (Continued)
1,297,893	Nurix Therapeutics, Inc.(a)	$ 20,117,342
430,000	Oculis Holding A.G.(a)	11,433,700
951,433	ORIC Pharmaceuticals, Inc.(a)	12,054,656
2,895,593	Ovid Therapeutics, Inc.(a)	6,428,216
7,021,318	Ovid Therapeutics, Inc.(a),(c),(f)	15,587,326
231,484	Palvella Therapeutics, Inc.(a)	28,854,481
38,307	Praxis Precision Medicines, Inc.(a)	12,342,132
842,106	Relmada Therapeutics, Inc.(a),(c),(f)	5,861,058
257,218	REVOLUTION Medicines, Inc.(a)	25,014,450
718,807	Scholar Rock Holding Corporation(a)	35,336,552
644,524	Sionna Therapeutics, Inc.(a)	25,838,967
715,307	Sutro Biopharma, Inc.(a)	17,818,297
82,628	TransMedics Group, Inc.(a)	8,214,049
2,622,306	Trevi Therapeutics, Inc.(a)	31,284,111
28,243	United Therapeutics Corporation(a)	16,747,534
827,521	Vaxcyte, Inc.(a)	48,087,245
		1,163,507,597
	HEALTH CARE FACILITIES & SERVICES - 1.0%
243,144	GeneDx Holdings Corporation(a)	15,614,708

	MEDICAL EQUIPMENT & DEVICES - 13.5%
2,052,176	Beta Bionics, Inc.(a)	20,562,803
386,425	Castle Biosciences, Inc.(a)	9,486,734
242,873	Celcuity, Inc.(a)	27,721,524
252,611	Dexcom, Inc.(a)	15,863,971
142,692	Glaukos Corporation(a)	15,362,221
700,321	Guardant Health, Inc.(a)	64,688,651
277,739	iRhythm Technologies, Inc.(a)	32,778,757
1,368,136	Kestra Medical Technologies, Inc.(a)	27,266,950
		213,731,611
	SOFTWARE - 2.4%
2,547,558	Evolent Health, Inc., Class A(a)	5,808,432
714,371	HeartFlow, Inc.(a)	17,380,646

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares				Fair Value
	COMMON STOCKS — 90.2% (Continued)
	SOFTWARE - 2.4% (Continued)
737,694	Privia Health Group, Inc.(a)			$ 15,174,366
				38,363,444

	TOTAL COMMON STOCKS (Cost $1,062,935,549)			1,431,217,360

Shares				Fair Value
	CONTINGENT VALUE RIGHTS — 0.4%
	BIOTECH & PHARMA - 0.4%
396,160	Metsera, Inc. - CVR(a),(c),(e),(f)			4,324,601
1,528,871	Peloton Therapeutics, Inc. - CVR(a),(c),(d),(e),(f)			1,682,324
	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)			6,006,925

Shares		Coupon Rate (%)	Maturity	Fair Value
	PRIVATE INVESTMENTS — 3.0%
	BIOTECH & PHARMA - 2.4%
4,060,259	Avalyn Pharma Inc(a),(c),(d),(e),(f)	8.00%		3,233,184
20,482,289	Avalyn Pharma Inc. (a),(c),(d),(e),(f)	8.00%		16,310,047
295,276	BioSplice Therapeutics, Inc. Series B-1(a),(c),(d),(e),(f)			–
5,000,000	Casma Therapeutics, Inc. Series B1(a),(b),(c),(d),(e),(f)			401,925
5,000,000	Casma Therapeutics, Inc. Series B2(a),(b),(c),(d),(e),(f)			401,925
1,820,413	Casma Therapeutics, Inc. Series C1(a),(b),(c),(d),(e),(f)			146,334
2,479,882	Casma Therapeutics, Inc. Series C2(a),(b),(c),(d),(e),(f)			199,345
1,017,770	Evida BioSciences, Inc. (a),(b),(c),(d),(e),(f)			980,825
1,097,561	Flare Therapeutics, Inc. Series A(a),(c),(d),(e),(f)			1,503,659
902,439	Flare Therapeutics, Inc. Series A2(a),(c),(d),(e),(f)			1,236,341
1,952,962	Flare Therapeutics, Inc. Series B(a),(c),(d),(e),(f)			2,870,854
930,436	Freenome Holdings, Inc. Series D(a),(c),(d),(e),(f)	6.00%		2,276,949
133,941	Freenome Holdings, Inc. Series F (a),(c),(d),(e),(f)	6.00%		327,778
5,000,000	Goldfinch Biopharma, Inc. Series A(a),(b),(c),(d),(e),(f)	$0.08		–
7,017,103	Goldfinch Biopharma, Inc. Series B(a),(b),(c),(d),(e),(f)	$0.0944		44,022
4,237,288	Goldfinch Biopharma, Inc. Series B2(a),(b),(c),(d),(e),(f)	$0.0944		26,583
374,442	Kardigan Inc(a),(c),(d),(e),(f)			7,999,983
763,319	Kojin Therapeutics(a),(c),(d),(e),(f)	3.00%		–

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares			Coupon Rate (%)	Maturity	Fair Value
	PRIVATE INVESTMENTS — 3.0% (Continued)
	BIOTECH & PHARMA - 2.4% (Continued)
763,319	Kojin Therapeutics, Inc. (a),(c),(d),(e),(f)		3.00%		$ –
					37,959,754
	MEDICAL EQUIPMENT & DEVICES - 0.6%
15,450,219	Kardium Inc. Series D-8 (a),(c),(d),(e),(f)		8.00%		10,000,000

	TOTAL PRIVATE INVESTMENTS (Cost $95,034,740)				47,959,754

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.0%(g)
	BIOTECH & PHARMA — 0.0%(g)
3,500,000	Biosplice Therapeutics Inc. Series C PIK(c),(d),(e),(f)		9.5000	03/12/27	83,206

	TOTAL CONVERTIBLE BONDS (Cost $3,500,000)				83,206

Shares		Expiration Date	Exercise Price		Fair Value
	WARRANT — 0.3%
	BIOTECH & PHARMA - 0.3%
111,191	Biosplice Therapeutics, Inc. Series C Warrant(a),(c),(d),(e),(f)	09/12/2027	$ 0.98		–
1,457,473	Goldfinch Bio Inc Series B Warrant(a),(b),(c),(d),(e),(f)	02/18/2036	1.18		–
2,856,666	Ovid Therapeutics, Inc. Series A Warrant(a),(c),(d),(e),(f)	10/04/2030	1.40		2,599,566
2,142,500	Ovid Therapeutics, Inc Series B Warrant(a),(c),(d),(e),(f)	10/04/2030	1.40		2,935,225
					5,534,791

	TOTAL WARRANT (Cost $–)				5,534,791

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.8%
	MONEY MARKET FUNDS - 1.8%
3,661,092	Fidelity Money Market Government Portfolio, Class I, 3.52%(h)	$ 3,661,092
25,052,033	First American Government Obligations Fund, Class U, 3.59%(h)	25,052,033
	TOTAL SHORT-TERM INVESTMENTS (Cost $28,713,125)	28,713,125

	TOTAL INVESTMENTS – 95.7% (Cost $1,190,183,414)	$ 1,519,515,161
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.3%	68,080,180
	NET ASSETS - 100.0%	$ 1,587,595,341

ADR	- American Depositary Receipt
CVR	- Contingent Value Rights
PIK	- Payment in Kind
SE.	- Societas Europaea

(a)	Non-income producing security.
(b)	Affiliated company – Eventide Healthcare & Life Sciences Fund holds in excess of 5% of outstanding voting securities of this security.
(c)	Illiquid security. The total fair value of these securities as of March 31, 2026, was $ $87,217,600, representing 5.5% of net assets.
(d)	The value of this security has been determined using significant unobservable inputs in good faith under policies of the Board of Trustees.
(e)	Private investment.
(f)	Restricted security.
(g)	Percentage rounds to less than 0.1%.
(h)	Rate disclosed is the seven day effective yield as of March 31, 2026.

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.3%
	BANKING - 1.8%
16,309	Fifth Third Bancorp	$ 757,716
142,022	Huntington Bancshares Inc	2,222,644
		2,980,360
	BIOTECH & PHARMA - 6.5%
4,261	Amgen, Inc.	1,499,233
2,514	Eli Lilly & Company	2,312,302
148,912	Royalty Pharma plc, Class A	7,143,309
		10,954,844
	CHEMICALS - 6.3%
15,972	Linde PLC	7,918,279
8,762	Sherwin-Williams Company (The)	2,808,659
		10,726,938
	CONTAINERS & PACKAGING - 0.6%
30,275	International Paper Company	1,080,818

	ELECTRIC UTILITIES - 8.9%
16,806	Constellation Energy Corporation	4,693,076
23,151	Entergy Corporation	2,601,246
38,000	NextEra Energy, Inc.	3,529,440
35,123	Southern Company (The)	3,390,072
2,382	Talen Energy Corporation(a)	760,406
		14,974,240
	ELECTRICAL EQUIPMENT - 9.6%
10,485	GE Vernova, LLC	9,152,357
17,164	Trane Technologies PLC	7,152,925
		16,305,282
	HOME CONSTRUCTION - 1.2%
15,145	DR Horton, Inc.	2,078,197

	INDUSTRIAL SUPPORT SERVICES - 2.1%
19,133	Fastenal Company	887,771
3,696	United Rentals, Inc.	2,692,758
		3,580,529

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	MACHINERY - 0.9%
2,038	Caterpillar, Inc.	$ 1,443,841

	MEDICAL EQUIPMENT & DEVICES - 5.3%
23,226	Boston Scientific Corporation(a)	1,457,432
39,251	Medtronic PLC	3,401,099
2,315	Mettler-Toledo International, Inc.(a)	2,919,678
3,527	Stryker Corporation	1,158,937
		8,937,146
	OIL & GAS PRODUCERS - 2.9%
66,599	Williams Companies, Inc. (The)	4,847,075

	RETAIL - DISCRETIONARY - 7.6%
8,880	Ferguson Enterprises, Inc.	2,071,349
8,655	Home Depot, Inc. (The)	2,846,543
8,355	Lowe's Companies, Inc.	1,974,119
64,816	O'Reilly Automotive, Inc.(a)	5,983,165
		12,875,176
	SEMICONDUCTORS - 20.6%
10,169	Advanced Micro Devices, Inc.(a)	2,068,680
604	ASML Holding N.V. -ADR	797,781
28,693	Broadcom, Inc.	8,880,770
2,213	KLA Corporation	3,258,443
12,765	Lam Research Corporation	2,727,370
943	Monolithic Power Systems, Inc.	1,031,029
64,173	NVIDIA Corporation	11,191,771
14,199	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4,798,552
		34,754,396
	SOFTWARE - 9.2%
11,942	Cadence Design Systems, Inc.(a)	3,318,324
8,316	Intuit, Inc.	3,595,672
3,428	MongoDB, Inc.(a)	839,072
11,236	Palo Alto Networks, Inc.(a)	1,801,356
5,417	Roper Technologies, Inc.	1,916,860
11,688	SAP S.E. - ADR	2,001,102

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	SOFTWARE - 9.2% (Continued)
20,293	ServiceNow, Inc.(a)	$ 2,121,633
		15,594,019
	SPECIALTY FINANCE - 4.4%
24,580	American Express Company	7,434,958

	TECHNOLOGY HARDWARE - 4.8%
20,584	Arista Networks, Inc.(a)	2,527,304
14,340	Dell Technologies, Inc., Class C	2,353,624
7,409	Motorola Solutions, Inc.	3,215,284
		8,096,212
	TECHNOLOGY SERVICES - 2.4%
9,701	S&P Global, Inc.	4,126,223

	TRANSPORTATION & LOGISTICS - 2.2%
12,086	Old Dominion Freight Line, Inc.	2,361,604
5,410	Union Pacific Corporation	1,312,574
		3,674,178

	TOTAL COMMON STOCKS (Cost $141,946,158)	164,464,432

	TOTAL INVESTMENTS – 97.3% (Cost $141,946,158)	$ 164,464,432
	OTHER ASSETS IN EXCESS OF LIABILITIES – 2.7%	4,549,695
	NET ASSETS - 100.0%	$ 169,014,127

ADR	- American Depositary Receipt
LLC	- Limited Liability Company
PLC	- Public Limited Company
S.E.	- Societas Europaea

(a)	Non-income producing security.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 1.9%
	AUTO LOAN — 1.0%
2,070,000	CarMax Auto Owner Trust 2024-2 D		6.4200	10/15/30	$ 2,124,213

	OTHER ABS — 0.9%
1,975,000	PFS Financing Corporation Series C A(a),(b)	SOFR30A + 0.800%	4.4720	04/17/28	1,975,351

	TOTAL ASSET BACKED SECURITIES (Cost $4,097,091)				4,099,564

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.7%
	ASSET MANAGEMENT — 1.0%
1,000,000	CI Credit GP, LLC (c),(d),(e)		5.5000	12/15/30	981,067
750,000	Hope Global Investments(c),(d),(e)		4.6000	10/10/28	735,283
500,000	Hope Global Investments(c),(d),(e)		5.0000	09/11/29	489,772
					2,206,122
	BANKING — 9.2%
2,500,000	Fifth Third Bancorp(b)	SOFRRATE + 0.685%	1.7070	11/01/27	2,460,745
2,575,000	First Horizon Corporation(b)	SOFRRATE + 1.766%	5.5140	03/07/31	2,611,825
1,000,000	Huntington Bancshares, Inc.		2.5500	02/04/30	926,352
2,000,000	Huntington Bancshares, Inc.(b)	H15T5Y + 2.653%	6.2500	Perpetual	1,967,327
3,475,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.330%	6.0700	10/22/27	3,508,525
2,500,000	M&T Bank Corporation(b)	SOFRRATE + 0.930%	4.8330	01/16/29	2,513,318
2,750,000	Royal Bank of Canada		1.1500	07/14/26	2,727,620
2,800,000	Truist Financial Corporation Series I(b)	SOFRRATE + 1.309%	5.0710	05/20/31	2,831,666
					19,547,378
	BIOTECH & PHARMA — 0.9%
2,000,000	Zoetis, Inc.		3.9000	08/20/28	1,983,162

	COMMERCIAL SUPPORT SERVICES — 0.6%
1,250,000	Waste Management, Inc.		4.9500	07/03/27	1,262,396

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.7% (Continued)
	CONSTRUCTION MATERIALS — 2.0%
2,100,000	Advanced Drainage Systems, Inc.(a)		6.3750	06/15/30	$ 2,118,688
2,000,000	Quikrete Holdings, Inc.(a)		6.3750	03/01/32	2,028,518
					4,147,206
	ELECTRIC UTILITIES — 8.1%
2,325,000	Ameren Illinois Company		3.8000	05/15/28	2,303,558
2,000,000	Constellation Energy Generation, LLC		5.6000	03/01/28	2,045,473
3,250,000	Duke Energy Florida, LLC		2.5000	12/01/29	3,046,649
1,525,000	Georgia Power Company Series 2016-A		3.2500	04/01/26	1,525,000
2,650,000	MidAmerican Energy Company		3.1000	05/01/27	2,624,327
2,700,000	National Rural Utilities Cooperative Finance		4.8500	02/07/29	2,732,530
1,000,000	NextEra Energy Capital Holdings, Inc.		4.9000	02/28/28	1,008,291
2,000,000	NextEra Energy Capital Holdings, Inc.(b)	US0003M + 2.409%	4.8000	12/01/77	1,954,350
					17,240,178
	ELECTRICAL EQUIPMENT — 2.2%
2,250,000	GE Vernova, Inc.		4.2500	02/04/31	2,224,476
2,475,000	Lennox International, Inc.		5.5000	09/15/28	2,521,441
					4,745,917
	ENGINEERING & CONSTRUCTION — 2.4%
2,600,000	MasTec, Inc.(a)		4.5000	08/15/28	2,571,275
2,750,000	Quanta Services, Inc.		2.9000	10/01/30	2,551,899
					5,123,174
	FORESTRY, PAPER & WOOD PRODUCTS — 1.0%
2,275,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	2,183,328

	HOME & OFFICE PRODUCTS — 0.6%
1,250,000	Somnigroup International, Inc.(a)		4.0000	04/15/29	1,202,741

	HOME CONSTRUCTION — 1.7%
2,000,000	M/I Homes, Inc.		4.9500	02/01/28	1,975,054
1,600,000	Patrick Industries, Inc.(a)		4.7500	05/01/29	1,557,672
					3,532,726
	INDUSTRIAL SUPPORT SERVICES — 0.7%
1,575,000	United Rentals North America, Inc.		3.8750	11/15/27	1,553,039

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.2%
2,500,000	Nasdaq, Inc.	5.3500	06/28/28	$ 2,551,176

	INSURANCE — 3.0%
2,650,000	Assurant, Inc.	3.7000	02/22/30	2,546,432
2,500,000	Brown & Brown, Inc.	4.5000	03/15/29	2,489,082
1,425,000	Pacific Life Global Funding II(a)	1.3750	04/14/26	1,423,650
				6,459,164
	MACHINERY — 3.1%
2,750,000	Caterpillar Financial Services Corporation	4.1500	01/08/31	2,726,636
1,700,000	Mueller Water Products, Inc.(a)	4.0000	06/15/29	1,640,646
2,250,000	Xylem, Inc.	1.9500	01/30/28	2,160,926
				6,528,208
	OIL & GAS PRODUCERS — 6.3%
2,500,000	Cheniere Energy Partners, L.P.	4.5000	10/01/29	2,489,622
2,350,000	ConocoPhillips Company	4.7000	01/15/30	2,370,383
2,275,000	Diamondback Energy, Inc.	3.5000	12/01/29	2,195,653
1,400,000	EQT Corporation	5.7000	04/01/28	1,432,860
2,525,000	Plains All American Pipeline, L.P. / PAA Finance	3.5500	12/15/29	2,444,485
2,500,000	Targa Resources Corporation	4.3500	04/15/31	2,447,432
				13,380,435
	REAL ESTATE INVESTMENT TRUSTS — 5.2%
2,000,000	American Tower Corporation	5.2500	07/15/28	2,034,866
3,000,000	AvalonBay Communities, Inc.	2.0500	01/15/32	2,607,894
2,500,000	Equinix, Inc.	1.5500	03/15/28	2,367,571
1,500,000	Iron Mountain, Inc.(a)	5.2500	03/15/28	1,494,471
2,500,000	Welltower OP, LLC	2.7000	02/15/27	2,465,082
				10,969,884
	REAL ESTATE SERVICES — 1.2%
2,625,000	CBRE Services, Inc.	4.8000	06/15/30	2,633,453

	RETAIL - DISCRETIONARY — 5.5%
2,000,000	Asbury Automotive Group, Inc.	4.5000	03/01/28	1,964,694
2,500,000	AutoZone, Inc.	4.5000	02/01/28	2,505,373
1,800,000	Builders FirstSource, Inc.(a)	5.0000	03/01/30	1,753,924

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.7% (Continued)
	RETAIL - DISCRETIONARY — 5.5% (Continued)
2,750,000	Home Depot, Inc. (The)		4.7500	06/25/29	$ 2,792,571
2,650,000	Lowe's Companies, Inc.		4.2500	03/15/31	2,602,155
					11,618,717
	SEMICONDUCTORS — 2.7%
2,000,000	Amkor Technology, Inc.(a)		5.8750	10/01/33	1,994,800
2,675,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		2.5000	05/11/31	2,401,878
1,325,000	Synaptics, Inc.(a)		4.0000	06/15/29	1,255,555
					5,652,233
	SOFTWARE — 1.0%
2,175,000	Roper Technologies, Inc.		4.2000	09/15/28	2,161,341

	SPECIALTY FINANCE — 1.4%
1,750,000	American Express Company(b)	SOFRRATE + 0.810%	4.3510	07/20/29	1,748,989
1,150,000	American Express Company(b)	SOFRINDX + 1.020%	5.0850	01/30/31	1,170,107
					2,919,096
	TECHNOLOGY SERVICES — 1.2%
2,575,000	Verisk Analytics, Inc.		4.1250	03/15/29	2,558,911

	WHOLESALE - CONSUMER STAPLES — 0.5%
1,250,000	Sysco Corporation		2.4000	02/15/30	1,146,984

	TOTAL CORPORATE BONDS (Cost $133,155,334)				133,306,969

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 3.0%
	COUNTY — 0.5%
1,115,000	City & County of Honolulu, HI		2.5180	10/01/26	1,108,320

	SINGLE-FAMILY HOUSING — 2.5%
305,000	Illinois Housing Development Authority		5.0940	04/01/30	311,961
1,000,000	Illinois Housing Development Authority		5.2440	04/01/31	1,037,974
525,000	Illinois Housing Development Authority		5.0530	04/01/32	539,098

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 3.0% (Continued)
	SINGLE-FAMILY HOUSING — 2.5% (Continued)
20,000	Maryland Community Development Administration		3.2420	09/01/48	$ 19,710
490,000	Ohio Housing Finance Agency		6.2500	03/01/32	531,452
2,150,000	Virginia Housing Development Authority		4.8570	10/01/29	2,198,235
500,000	Virginia Housing Development Authority		4.9140	04/01/30	512,732
					5,151,162
	TOTAL MUNICIPAL BONDS (Cost $6,167,321)				6,259,482

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 30.2%
	AGENCY FIXED RATE — 13.8%
2,394,132	Fannie Mae Pool MA5589		4.5000	01/01/40	2,382,881
2,655,162	Fannie Mae Pool MA5914		4.0000	12/01/40	2,592,381
1,659,534	Fannie Mae Pool MA5072		5.5000	06/01/53	1,673,438
1,652,183	Fannie Mae Pool CB7331		5.5000	10/01/53	1,667,541
1,278,354	Fannie Mae Pool MA5165		5.5000	10/01/53	1,288,479
735,840	Fannie Mae Pool FS9447		6.0000	12/01/53	754,852
982,395	Fannie Mae Pool MA5877		4.5000	11/01/55	948,811
1,657,248	Freddie Mac Pool SB8333		4.5000	10/01/39	1,648,698
2,774,496	Freddie Mac Pool SB8355		3.5000	12/01/39	2,672,832
2,153,046	Freddie Mac Pool SB8346		4.0000	12/01/39	2,103,007
2,201,236	Freddie Mac Pool SB8347		4.0000	01/01/40	2,150,076
1,392,952	Freddie Mac Pool SB1623		4.0000	08/01/40	1,360,584
975,674	Freddie Mac Pool RR0035		3.5000	11/01/40	939,695
1,696,887	Freddie Mac Pool RR0036		4.0000	11/01/40	1,656,764
2,886,599	Freddie Mac Pool RR0053		4.5000	01/01/41	2,865,510
938,565	Freddie Mac Pool SD8258		5.0000	10/01/52	931,104
831,901	Ginnie Mae II Pool MA7107		2.5000	01/20/36	788,014
992,630	Ginnie Mae II Pool MB0744		4.5000	11/20/55	959,313
					29,383,980
	AGENCY HYBRID ARMS — 0.0%(f)
4,612	Ginnie Mae II Pool 82903(b)	H15T1Y + 1.500%	5.3750	08/20/41	4,696

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 30.2% (Continued)
	ARMS — 0.0%(f)
374	Fannie Mae Pool 791573(b)	H15T1Y + 2.170%	6.1700	08/01/34	$ 383
7,403	Ginnie Mae II Pool 80569(b)	H15T1Y + 1.500%	5.6250	01/20/32	7,457
865	Ginnie Mae II Pool 80659(b)	H15T1Y + 1.500%	5.1250	12/20/32	871
					8,711
	GOVERNMENT OWNED, NO GUARANTEE — 8.6%
3,000,000	Federal Home Loan Mortgage Corporation		4.1250	02/20/31	2,986,285
2,750,000	Federal Home Loan Mortgage Corporation		6.7500	03/15/31	3,090,884
2,500,000	Federal National Mortgage Association		6.2500	05/15/29	2,676,307
2,750,000	Federal National Mortgage Association		7.1250	01/15/30	3,059,098
1,500,000	Federal National Mortgage Association		7.2500	05/15/30	1,694,317
2,500,000	Federal National Mortgage Association		6.6250	11/15/30	2,780,002
2,000,000	Federal National Mortgage Association		4.0300	12/11/30	1,982,443
					18,269,336
	GOVERNMENT SPONSORED — 7.8%
2,250,000	Federal Farm Credit Banks Funding Corporation		4.3750	02/28/28	2,268,400
1,250,000	Federal Farm Credit Banks Funding Corporation		3.6250	03/21/28	1,246,509
1,500,000	Federal Farm Credit Banks Funding Corporation		3.7800	06/08/28	1,488,236
1,500,000	Federal Farm Credit Banks Funding Corporation		3.7400	01/22/29	1,489,062
1,500,000	Federal Farm Credit Banks Funding Corporation		3.8000	03/16/29	1,490,681
3,500,000	Federal Farm Credit Banks Funding Corporation		3.8750	03/27/29	3,504,105
1,750,000	Federal Farm Credit Banks Funding Corporation		4.0000	04/01/30	1,761,402
1,500,000	Federal Farm Credit Banks Funding Corporation		1.4500	06/11/30	1,352,024
1,000,000	Federal Farm Credit Banks Funding Corporation		4.0000	01/13/31	1,000,083
1,000,000	Federal Farm Credit Banks Funding Corporation		3.2500	07/28/32	949,935
					16,550,437

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $64,326,706)				64,217,160

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

TOTAL INVESTMENTS – 97.8% (Cost $207,746,452)	$ 207,883,175
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%	4,738,822
NET ASSETS - 100.0%	$ 212,621,997

ABS	Asset Backed Security
LLC	Limited Liability Company
L.P.	Limited Partnership
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
SOFRINDX	United States SOFR Index
SOFRRATE	United States SOFR Secured Overnight Financing Rate
US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the total market value of 144A securities is $23,200,619 or 10.9% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Illiquid security. The total fair value of these securities as of March 31, 2026 as $2,206,122, representing 1.0% of net assets.
(d)	Restricted security.
(e)	Private investment.
(f)	Percentage rounds to less than 0.1%.